BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 78.3%
	COMMUNICATIONS — 2.9%
3,284	Booking Holdings, Inc.*	$19,011,864
176,222	Fox Corp.	9,875,481
10,121	Spotify Technology S.A.*	7,766,248
1,266,961	Warner Bros Discovery, Inc.*	14,519,373
		51,172,966
	CONSUMER DISCRETIONARY — 8.4%
114,493	Adidas AG - ADR	13,301,969
178,139	Buckle, Inc.	8,078,604
894,918	Copart, Inc.*	43,913,626
29,317	Dillard's, Inc.	12,249,522
89,727	Magna International, Inc.	3,464,359
8,518	MercadoLibre, Inc.*	22,262,900
4,975	NVR, Inc.*	36,743,659
174,286	ON Holding AG - Class A*	9,071,586
		149,086,225
	ENERGY — 2.6%
174,656	HF Sinclair Corp.	7,174,868
135,941	Landbridge Company LLC	9,186,893
73,645	Marathon Petroleum Corp.	12,233,171
6,963	Texas Pacific Land Corp.	7,355,644
81,931	Valero Energy Corp.	11,013,165
		46,963,741
	FINANCIALS — 11.6%
808,585	Adyen NV - ADR*	14,791,607
71,466	Aon PLC[1]	25,496,210
139,124	Arch Capital Group, Ltd.*	12,667,240
49,089	Brown & Brown, Inc.	5,442,498
233,591	HDFC Bank Ltd. - ADR	17,909,422
40,816	Hingham Institution for Savings	10,136,654
207,313	ICICI Bank, Ltd. - ADR	6,974,009
37,746	Kinsale Capital Group, Inc.	18,265,289
688,086	NU Holdings, Ltd.*	9,440,540
105,451	Primerica, Inc.	28,858,775
335,500	RLI Corp.	24,229,810
47,230	Willis Towers Watson PLC	14,475,995
232,506	WR Berkley Corp.	17,082,216
		205,770,265
	HEALTH CARE — 5.8%
16,184	Elevance Health, Inc.	6,294,929

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
40,172	Humana, Inc.	$9,821,250
73,713	ICON PLC1,*	10,721,556
52,628	IDEXX Laboratories, Inc*	28,226,501
57,342	Lonza Group AG - ADR	4,070,129
80,845	Medtronic PLC[1]	7,047,259
31,816	Molina Healthcare, Inc.*	9,477,986
140,384	Novo-Nordisk A/S - SP ADR	9,689,304
267,808	Siemens Healthineers AG - ADR	7,397,018
39,159	United Therapeutics Corp.*	11,252,339
		103,998,271
	INDUSTRIALS — 20.1%
162,500	Ametek, Inc.	29,406,000
388,663	Amphenol Corp., Class A	38,380,471
265,258	Canadian Pacific Kansas City	21,027,002
425,082	Fastenal Company	17,853,444
191,559	Gentex Corp.	4,212,382
392,810	Graco, Inc.	33,769,876
293,149	HEICO Corp., Class A	75,852,314
56,305	IDEX Corp.	9,885,469
162,475	Landstar System, Inc.	22,587,274
216,092	Old Dominion Freight Line, Inc.	35,071,732
91,000	RBC Bearings, Inc.*	35,016,800
248,132	Schneider Electric SE - ADR	13,153,701
235,270	Scorpio Tankers, Inc.	9,206,115
206,976	Teekay Tankers, Ltd.	8,635,039
82,738	WillScot Holdings Corp.*	2,267,021
		356,324,640
	MATERIALS — 4.1%
136,321	CF Industries Holdings, Inc.	12,541,532
123,546	Core Natural Resources, Inc.	8,616,098
50,994	Linde PLC[1]	23,925,365
149,920	LyondellBasell Industries - Class A	8,674,371
67,177	Simpson Manufacturing Co, Inc.	10,433,260
207,376	Warrior Met Coal, Inc.	9,504,042
		73,694,668
	TECHNOLOGY — 22.8%
67,432	Amadeus IT Group, S.A. - ADR	5,657,990
57,361	Applied Materials, Inc.	10,501,078
19,195	ASML Holding NV1	15,382,681
146,302	Cisco Systems, Inc.	10,150,433

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
203,616	CoStar Group, Inc.*	$16,370,726
238,938	Dassault Systemes SE - SP ADR	8,619,043
57,722	Descartes Systems Group, Inc.*	5,867,153
73,357	Experian PLC - ADR	3,771,694
1,328	Fair ISAAC Corp.*	2,427,531
94,077	Globant SA1,*	8,545,955
342,158	HP, Inc.	8,369,185
352,747	Intel Corp.	7,901,533
58,513	Interdigital, Inc.	13,120,370
15,692	KLA Corp.	14,055,952
124,703	Kulicke & Soffa Industries	4,314,724
134,093	Lam Research Corp.	13,052,613
122,318	Micron Technology, Inc.	15,075,693
33,699	Monday.com, Ltd.*	10,597,661
37,416	Moody's Corp.	18,767,491
50,972	MSCI, Inc.	29,397,591
411,025	Sage Group PLC - ADR	28,173,709
94,462	SAP SE - SP ADR	28,725,894
130,915	Shopify, Inc. - Class A*	15,101,045
65,199	Teledyne Technologies, Inc.*	33,402,100
207,226	Teleperformance - ADR	10,012,228
96,921	Tokyo Electron, Ltd. - ADR	9,286,486
34,574	Tyler Technologies, Inc.*	20,496,850
128,822	Veeva Systems, Inc. - Class A*	37,098,160
		404,243,569
	TOTAL COMMON STOCKS
	(Cost $1,024,515,742)	1,391,254,345
	EXCHANGE-TRADED FUNDS — 2.2%
924,000	AB International Low Volatility Equity ETF	38,466,120
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $37,135,986)	38,466,120
	INVESTMENT FUNDS — 15.5%
	HWC Long Onshore Fund, LP2*	276,297,436
	TOTAL INVESTMENT FUNDS
	(Cost $222,000,000)	276,297,436

	TOTAL INVESTMENTS — 96.0%
	(Cost $1,283,651,728)	1,706,017,901
	Other Assets in Excess of Liabilities — 4.0%	70,392,359
	TOTAL NET ASSETS — 100.0%	$1,776,410,260

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

ADR	– American Depository Receipt
LLC	– Limited Liability Company
PLC	– Public Limited Company
SP ADR	– Sponsored American Depository Receipt
SE	– Sponsored American Depository Receipt
SA	– Unsponsored American Depository Receipt
ETF	– Exchange-Traded Fund
LP	– Limited Partnership

1	Foreign security denominated in U.S. Dollars.

2	Partnership is not designated in units. The Fund owns approximately 31.11% of HWC Long Master Fund, LP through its investment in HWC Long Onshore Fund, LP, which invests substantially all of its assets in HWC Long Master Fund, LP., and has contractually waived its right to vote its interests.

*	Non-income producing security.

Additional information on Investment Funds is as follows:

Security	Redemption Permitted	Acquisition Date	Investment Strategy	Redemption Notice Period
HWC Long Onshore Fund, LP.	Quarterly	5/1/2024	Long-Only Equities[a]	45 Days

[a]	This investment category includes investment funds that make long-only investments in equity securities that are deemed by investment managers to be undervalued and to present certain sustainable advantages.